Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The change in the carrying amount of redeemable noncontrolling interests for the years ended December 31, 2016,
2017 and 2018 is as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	—	90,072	96,719	14,067
Contribution from/(Repurchase of) redeemable noncontrolling interests	90,000	—	(30,000)	(4,363)
Net income attributable to redeemable noncontrolling interests	(34)	922	178	26
Accretion on redeemable noncontrolling interests	106	5,725	2,422	352
Balance as of December 31	90,072	96,719	69,319	10,082